Note 6 - Leases (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 10, 2020
Operating Lease, Weighted Average Remaining Lease Term (Month)	53 months 6 days
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 25,310	$ 32,594
M/T Eco Beverly Hills and M/T Eco Bel Air [Member]
Lessee, Operating Lease, Discount Rate			6.72%
Operating Lease, Payments	6,064
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 8,871
Number of Time Charters	2
M/T Nord Valiant [Member]
Number of Time Charters	1
M/T Eco Marina Del Ray [Member]
Number of Time Charters	1
M/T Eco West Coast and M/T Eco Malibu [Member]
Number of Time Charters	2
M/T Eco Los Angeles and M/T Eco City of Angels [Member]
Number of Time Charters	2